Nature of Operations (Schedule of Details of Impairment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment [Line Items]
Total				$ 872
Reorganization and impairment				(4,059)	[1]
Cost of Revenues		$ 62,378	$ 47,966	46,738	[1]
Inventory write-off and other [Member]
Impairment [Line Items]
Cost of Revenues				4,931
Revaluation of IIA liabilities [Member]
Impairment [Line Items]
Reorganization and impairment	[2]			(4,962)
Other [Member]
Impairment [Line Items]
Reorganization and impairment				$ 903

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[2]	see Note 10E